Property, plant and equipment	12 Months Ended
Dec. 31, 2017
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Property, plant and equipment
11.	Property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties and leases	Capitalized Evaluation	Total
	$	$	$	$	$	$
Cost
Balance at January 1, 2016	406,891	1,732,066	164,392	4,776,549	71,020	7,150,918
Additions/transfers	24,121	62,050	2,577	235,756	6,475	330,979
Sale of China Business	(266,878)	(376,571)	(24,712)	(1,132,900)	-	(1,801,061)
Proceeds on production of tailings retreatment	-	-	-	(3,708)	-	(3,708)
Other movements	1,084	2,088	(335)	6,457	-	9,294
Disposals	(678)	(2,685)	-	(4,681)	-	(8,044)
Balance at December 31, 2016	164,540	1,416,948	141,922	3,877,473	77,495	5,678,378

Balance at January 1, 2017	164,540	1,416,948	141,922	3,877,473	77,495	5,678,378
Additions/transfers	12,322	115,684	(42,933)	254,481	9,536	349,090
Aquisition of Integra	4,820	3,646	-	385,181	-	393,647
Proceeds on pre-commercial production and tailings retreatment	-	-	-	(38,200)	-	(38,200)
Other movements	4,251	(2,325)	(12,336)	7,832	-	(2,578)
Disposals	(10)	(2,313)	(29,832)	(1,168)	-	(33,323)
Balance at December 31, 2017	185,923	1,531,640	56,821	4,485,599	87,031	6,347,014

Depreciation and impairment losses
Balance at January 1, 2016	(131,905)	(820,973)	(4,733)	(1,445,548)	-	(2,403,159)
Depreciation for the year	(12,000)	(78,847)	-	(8,820)	-	(99,667)
Other movements	(274)	(1,198)	-	(1,897)	-	(3,369)
Sale of China Business	105,536	193,106	-	173,010	-	471,652
Disposals	8	1,271	-	713	-	1,992
Balance at December 31, 2016	(38,635)	(706,641)	(4,733)	(1,282,542)	-	(2,032,551)

Balance at January 1, 2017	(38,635)	(706,641)	(4,733)	(1,282,542)	-	(2,032,551)
Depreciation for the year	(4,245)	(79,044)	-	(2,948)	-	(86,237)
Other movements	(546)	(2,048)	-	80	-	(2,514)
Disposals	-	1,683	-	2	-	1,685
Balance at December 31, 2017	(43,426)	(786,050)	(4,733)	(1,285,408)	-	(2,119,617)

Carrying amounts
At January 1, 2016	274,986	911,093	159,659	3,331,001	71,020	4,747,759
At December 31, 2016	125,905	710,307	137,189	2,594,931	77,495	3,645,827
Balance at December 31, 2017	142,497	745,590	52,088	3,200,191	87,031	4,227,397

The amount of capitalized interest during the year ended December 31, 2017 included in property, plant and equipment was $36,750 ($2016 – $31,680).

On December 31, 2017, the Company’s Olympias mine achieved commercial production. As a result, revenues from commercial production from Olympias mine will be reflected on our consolidated income statement.

Write-down of assets of $46.7 million includes $29.8 million of equipment that was sold or written down to its estimated recoverable amounts during the year ended December 31, 2017 as part of a review of the estimated useful lives and recoverable amounts of certain surplus equipment and is presented in disposal in the table above. Write-down of assets also includes $16.7 million of costs incurred during the year on assets that have been previously impaired.

In accordance with the Company’s accounting policies each CGU is assessed for indicators of impairment, from both external and internal sources, at the end of each reporting period, which may suggest that the carrying values of its assets are impaired for accounting purposes. If such indicators of impairment exist for any or all CGUs, those CGUs are tested for impairment.

The Company considered that the carrying amount of its net assets being higher than market capitalization of the Company at December 31, 2017 was an indicator of impairment. The Company determined that the indicator related to the Kisladag and Olympias mines and the Skouries development project. In accordance with the Company’s accounting policy, the Company completed analyses of the recoverable amounts of these cash generating units (“CGU’s”) versus their respective carrying values. Management determined that the recoverable amount exceeded the carrying value for each CGU where impairment test were performed and accordingly no impairments were required. Determining the estimated fair values of each CGU required management to make estimates and assumptions with respect to discount rates, future production levels including recovery rates and concentrate grades, operating and capital costs, long term metal prices and income taxes. Changes in any of the assumptions or estimates used in determining the fair values could impact the impairment analysis.

The key assumptions used for assessing the recoverable amount of the Company’s CGUs versus their carrying values are as follows:

Gold price ($/oz)	$1,300
Silver price ($/oz)	$18
Lead price ($/lb)	$1.09
Zinc price ($/lb)	$1.27
Copper price ($/lb)	$2.80
Discount rate	5 - 8%